Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2017
Goodwill and Other Intangible Assets

13. Goodwill and Other Intangible Assets

Changes in goodwill by reportable segment for fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Balance at March 31, 2014
Goodwill	¥1,304	¥282	¥19,300	¥26,250	¥15,424	¥273,643	¥336,203
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	1,047	282	19,300	26,211	15,424	273,643	335,907
Acquired	53,741	0	0	17,967	0	12,043	83,751
Impairment	(550)	0	(8,708)	0	0	(587)	(9,845)
Other (net)*	0	0	(97)	(376)	0	(36,725)	(37,198)

Balance at March 31, 2015
Goodwill	55,045	282	19,203	43,841	15,424	248,961	382,756
Accumulated impairment losses	(807)	0	(8,708)	(39)	0	(587)	(10,141)

	54,238	282	10,495	43,802	15,424	248,374	372,615
Acquired	1,158	0	0	29,365	0	3,796	34,319
Impairment	(30)	0	0	0	0	0	(30)
Other (net)*	0	0	0	(6,260)	0	(68,491)	(74,751)

Balance at March 31, 2016
Goodwill	56,203	282	19,203	66,946	15,424	184,266	342,324
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(587)	(10,171)

	55,366	282	10,495	66,907	15,424	183,679	332,153
Acquired	0	0	0	26,316	0	7,054	33,370
Impairment	0	0	0	0	0	(2,785)	(2,785)
Other (net)*	0	0	(31)	(11,342)	0	(10,187)	(21,560)

Balance at March 31, 2017
Goodwill	56,203	282	19,172	81,920	15,424	181,133	354,134
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(3,372)	(12,956)

	¥55,366	¥282	¥10,464	¥81,881	¥15,424	¥177,761	¥341,178

*	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications. In the Overseas Business segment, there was a decrease of ¥39,694 million during fiscal 2015 due to the partial sale of shares of STX Energy, which as a result of the sale changed from a consolidated subsidiary to an equity method affiliate. In the Overseas Business segment, there was a decrease of ¥57,153 million during fiscal 2016 due to the partial sale of shares of Houlihan Lokey, which as a result of the sale changed from a consolidated subsidiary to an equity method affiliate.

As a result of the impairment test, the Company and its subsidiaries recognized impairment losses on goodwill of ¥550 million in Corporate Financial Services segment, ¥8,708 million on golf business included in Real Estate segment, ¥587 million in Overseas Business segment during fiscal 2015. These impairment losses are included in other (income) and expense, net in the consolidated statements of income. The impairment loss on golf business was recognized as a result of reduction in estimated future cash flow due to our additional capital investment in the slower market growth, which brought the fair value of the reporting unit below its carrying amount. The Company and its subsidiaries recognized an impairment loss on goodwill of ¥30 million in Corporate Financial Services segment during fiscal 2016. This impairment loss is included in other (income) and expense, net in the consolidated statements of income. The fair values of the reporting units were measured using mainly the discounted cash flow methodologies and the business enterprise value multiples methodologies. The Company and its subsidiaries recognized an impairment loss on goodwill of ¥2,785 million in Overseas Business segment during fiscal 2017. This impairment loss is included in other (income) and expense, net in the consolidated statements of income. This impairment loss was recognized as a result of reduction in the fair value of an overseas subsidiary due to increases in the credit losses from installment loans, which brought the fair value of the reporting unit below its carrying amount.

Other intangible assets at March 31, 2016 and 2017 consist of the following:

	Millions of yen
	2016	2017
Intangible assets that have indefinite useful lives:
Trade names	¥75,860	¥74,489
Asset management contracts	150,686	141,352
Others	3,906	6,395

	230,452	222,236

Intangible assets subject to amortization:
Software	94,898	89,714
Customer relationships	125,081	117,716
Others	32,388	73,866

	252,367	281,296
Accumulated amortization	(96,485)	(107,481)

Net	155,882	173,815

	¥386,334	¥396,051

The aggregate amortization expenses for intangible assets are ¥23,164 million, ¥25,848 million and ¥26,252 million in fiscal 2015, 2016 and 2017, respectively.

The estimated amortization expenses for each of five succeeding fiscal years are ¥23,594 million in fiscal 2018, ¥22,078 million in fiscal 2019, ¥20,447 million in fiscal 2020, ¥15,877 million in fiscal 2021 and ¥13,249 million in fiscal 2022, respectively.

Intangible assets subject to amortization increased during fiscal 2017 are ¥38,658 million. They mainly consist of ¥8,203 million of software and ¥13,036 million of license recognized in acquisitions. The weighted average amortization periods for the software and the license recognized in acquisitions are 7 years and 25 years, respectively.

As a result of the impairment test, the Company and its subsidiaries recognized impairment losses of ¥358 million on intangible assets included in mainly Corporate Financial Services segment, during fiscal 2015. The Company and its subsidiaries recognized an impairment loss of ¥295 million on intangible assets included in Investment and Operation segment, during fiscal 2016. The Company and its subsidiaries recognized an impairment loss of ¥411 million on intangible assets included in Overseas Business segment during fiscal 2017. These impairment losses are included in other (income) and expense, net in the consolidated statements of income. These impairment losses are recognized due to the reduction in the estimated future cash flow, which brought the fair values of the intangible assets below its carrying amount. The fair values of the intangible assets were measured using the discounted cash flow methodologies.